OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Tables)	3 Months Ended
Jun. 30, 2025
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Schedule of changes in the right-of-use asset
Right-of-use-asset	($)
Balance at March 31, 2025	21,858
Amortization	(5,044)
Balance at June 30, 2025	16,814

Schedule of changes in the lease liability
Lease liability	($)
Balance at March 31, 2025	28,764
Lease payment – base rent portion	(7,041)
Lease liability – accretion expense	730
Balance at June 30, 2025	22,453
Current portion	22,453
Long-term portion	-

Schedule of future lease payments
Future lease payments (base rent portion only)	($)
Fiscal 2026 (July 1, 2025 to March 31, 2026)	21,124
Fiscal 2027 (April 1, 2026 to April 29, 2027) (Note 6)	2,347
Total undiscounted lease payments	23,471
Less: imputed interest	(1,018)
Lease liability as at June 30, 2025	22,453